Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related Party Transactions

NOTE 19. RELATED PARTY TRANSACTIONS

Compensation of Key Management Personnel

The remuneration of key management personnel is as follows:

	2024	2023
Salaries and other benefits	$9,295	$9,966
Equity-settled share-based compensation	1,920	1,541
Cash-settled share-based compensation	28,189	17,660
	$39,404	$29,167

Key management personnel are comprised of the directors and executive officers of the Corporation. Certain executive officers have entered into employment agreements with Precision that provide termination benefits of up to 24 months base salary plus up to two times targeted incentive compensation upon dismissal without cause.